SCHEDULE I ADDITIONAL INFORMATION OF THE PARENT COMPANY - CONDENSED BALANCE SHEETS (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,017,148,142	$ 139,348,724	¥ 4,440,131,180	¥ 4,041,602,800
Short-term deposits	3,070,374,400	420,639,568	1,716,540,000
Prepayments	26,884,785	3,683,199	38,181,317
Other current assets	231,353,868	31,695,351	348,127,243
Total current assets	4,469,076,045	612,260,907	6,685,426,757
TOTAL ASSETS	5,446,333,214	746,144,591	8,072,102,829
Current liabilities:
Accrued expenses and other current liabilities	242,517,101	33,224,707	246,601,339
Amounts due to subsidiaries and VIEs	222,588,850	30,494,547	251,392,026
Deferred revenue	252,346,104	34,571,275	315,969,307
Total current liabilities	1,232,021,264	168,786,223	1,376,069,149
TOTAL LIABILITIES	1,236,243,988	169,364,734	1,382,769,843
Shareholders' equity
Ordinary shares	20,360	2,789	23,336
Treasury shares			(911,217,013)	¥ (911,217,013)
Accumulated deficit	(3,791,817,469)	(519,476,864)	(3,485,007,183)
Accumulated other comprehensive income	487,387,998	66,771,882	415,246,940
Total DouYu International Holdings Limited Shareholders' equity	4,210,089,226	576,779,857	6,689,332,986
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	5,446,333,214	746,144,591	8,072,102,829
Parent Company
Current assets:
Cash and cash equivalents	654,351,902	89,645,843	4,116,400,819
Short-term deposits	2,990,374,400	409,679,613	1,416,540,000
Prepayments	70,446	9,651	197,803
Other current assets	52,846,225	7,239,903	154,904,218
Total current assets	3,697,642,973	506,575,010	5,688,042,840
Investments in subsidiaries and VIEs	550,081,329	75,360,832	1,048,858,412
TOTAL ASSETS	4,247,724,302	581,935,842	6,736,901,252
Current liabilities:
Accrued expenses and other current liabilities	36,531,297	5,004,768	39,095,925
Amounts due to subsidiaries and VIEs	349,475	47,878	344,337
Deferred revenue	754,304	103,339	8,128,004
Total current liabilities	37,635,076	5,155,985	47,568,266
TOTAL LIABILITIES	37,635,076	5,155,985	47,568,266
Shareholders' equity
Ordinary shares	20,360	2,789	23,336
Treasury shares			(911,217,013)
Additional paid-in capital	7,514,498,337	1,029,482,050	10,670,286,906
Accumulated deficit	(3,791,817,469)	(519,476,864)	(3,485,007,183)
Accumulated other comprehensive income	487,387,998	66,771,882	415,246,940
Total DouYu International Holdings Limited Shareholders' equity	4,210,089,226	576,779,857	6,689,332,986
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	¥ 4,247,724,302	$ 581,935,842	¥ 6,736,901,252